VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—1.9%
Cogent Communications Holdings, Inc.	14,100	$ 864
John Wiley & Sons, Inc. Class A	20,300	905
		1,769

Consumer Discretionary—4.2%
Autoliv, Inc.	13,250	1,172
Ermenegildo Zegna N.V.	94,950	703
Levi Strauss & Co. Class A	47,150	735
Oxford Industries, Inc.	12,150	713
Vail Resorts, Inc.	4,500	720
		4,043

Consumer Staples—2.5%
Flowers Foods, Inc.	57,200	1,087
Reynolds Consumer Products, Inc.	54,600	1,303
		2,390

Energy—7.6%
Cactus, Inc. Class A	19,200	880
Chord Energy Corp.	11,050	1,246
Matador Resources Co.	29,350	1,499
NOV, Inc.	73,500	1,119
Patterson-UTI Energy, Inc.	142,400	1,170
Range Resources Corp.	33,300	1,330
		7,244

Financials—29.9%
Ally Financial, Inc.	34,800	1,269
Axis Capital Holdings Ltd.	12,450	1,248
Columbia Banking System, Inc.	50,200	1,252
Cullen/Frost Bankers, Inc.	12,000	1,502
Evercore, Inc. Class A	4,150	829
First American Financial Corp.	21,300	1,398
First Merchants Corp.	34,300	1,387
FNB Corp.	90,300	1,214
Glacier Bancorp, Inc.	30,150	1,333
Kemper Corp.	16,150	1,080
NBT Bancorp, Inc.	32,300	1,386
Perella Weinberg Partners Class A	37,700	694
Pinnacle Financial Partners, Inc.	12,000	1,272
PROG Holdings, Inc.	24,850	661
Prosperity Bancshares, Inc.	20,150	1,438
Redwood Trust, Inc.	149,850	910
Seacoast Banking Corp. of Florida	54,500	1,402
	Shares	Value

Financials—continued
Selective Insurance Group, Inc.	11,550	$ 1,057
ServisFirst Bancshares, Inc.	17,100	1,412
SouthState Corp.	14,950	1,388
UMB Financial Corp.	13,400	1,355
Voya Financial, Inc.	12,050	816
Walker & Dunlop, Inc.	11,300	965
Wintrust Financial Corp.	11,600	1,305
		28,573

Health Care—2.0%
Bruker Corp.	27,650	1,154
Concentra Group Holdings Parent, Inc.	34,800	755
		1,909

Industrials—21.2%
BWX Technologies, Inc.	9,600	947
ESCO Technologies, Inc.	8,250	1,313
Fortune Brands Innovations, Inc.	22,350	1,361
Helios Technologies, Inc.	34,600	1,110
Herc Holdings, Inc.	7,700	1,034
Hexcel Corp.	25,450	1,394
Huntington Ingalls Industries, Inc.	8,150	1,663
MSC Industrial Direct Co., Inc. Class A	16,450	1,278
nVent Electric plc	27,100	1,420
Regal Rexnord Corp.	10,150	1,155
Robert Half, Inc.	17,600	960
Schneider National, Inc. Class B	42,100	962
Simpson Manufacturing Co., Inc.	6,900	1,084
Tennant Co.	12,500	997
Timken Co. (The)	17,950	1,290
Valmont Industries, Inc.	2,950	842
WESCO International, Inc.	8,900	1,382
		20,192

Information Technology—7.3%
Belden, Inc.	13,050	1,308
Kulicke & Soffa Industries, Inc.	38,600	1,273
Littelfuse, Inc.	7,150	1,407
Power Integrations, Inc.	18,000	909
TD SYNNEX Corp.	9,200	956
Vontier Corp.	34,300	1,127
		6,980

Materials—7.4%
Ashland, Inc.	16,700	990
	Shares	Value

Materials—continued
Avient Corp.	33,900	$ 1,260
Element Solutions, Inc.	66,000	1,492
Louisiana-Pacific Corp.	7,800	718
Materion Corp.	16,400	1,338
Quaker Chemical Corp.	10,200	1,261
		7,059

Real Estate—9.6%
Agree Realty Corp.	16,550	1,277
Brixmor Property Group, Inc.	59,650	1,584
Camden Property Trust	12,000	1,468
Colliers International Group, Inc.	8,050	976
NNN REIT, Inc.	32,350	1,380
PotlatchDeltic Corp.	24,000	1,083
STAG Industrial, Inc.	39,750	1,436
		9,204

Utilities—4.3%
IDACORP, Inc.	17,400	2,022
OGE Energy Corp.	44,750	2,057
		4,079

Total Common Stocks (Identified Cost $91,996)		93,442

Total Long-Term Investments—97.9% (Identified Cost $91,996)		93,442

TOTAL INVESTMENTS—97.9% (Identified Cost $91,996)		$93,442
Other assets and liabilities, net—2.1%		2,023
NET ASSETS—100.0%		$95,465

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Country Weightings†
United States	95%
Ireland	2
Bermuda	1
Canada	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$93,442	$93,442
Total Investments	$93,442	$93,442
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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